Basis of Presentation - Impact of the adoption of the new revenue recognition guidance on the Consolidated Statement of Comprehensive Loss (Table) (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Voyage revenues	$ 123,927	$ 132,180	$ 249,651	$ 270,421
Voyage expenses	29,407	28,121	56,683	58,204
Net loss	$ (16,266)	$ (2,949)	$ (34,823)	$ 10,561
Net loss per share, basic and diluted	$ (0.19)	$ (0.03)	$ (0.40)	$ 0.13
Balance without adoption of New Revenue Standard
Voyage revenues	$ 123,840		$ 248,972
Voyage expenses	29,456		56,627
Net loss	$ (16,402)		$ (35,446)
Net loss per share, basic and diluted	$ (0.19)		$ (0.41)
Effect of Change
Voyage revenues	$ 87		$ 679
Voyage expenses	(49)		56
Net loss	$ 136		$ 623
Net loss per share, basic and diluted	$ 0.00		$ 0.01